Securities Available for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Available For Sale Securities [Line Items]
Proceeds from called or matured securities available for sale	$ 57,210,142	$ 52,477,822	$ 58,531,300
Proceeds from Sale of Available-for-sale Securities	41,638,363	41,338,234	54,299,637
Available-for-sale Securities, Gross Realized Gains	950,511	774,277	1,108,584
Available-for-sale Securities, Gross Realized Losses	10,745	0	209,669
Investment in FHLB stock	5,318,200	10,590,900
Securities available for sale, pledged to secure FHLB advances	127,617,291	56,190,496
Available-for-sale Securities, Gross Unrealized Losses	3,412,716	5,458,755
Available-for-sale Securities	189,379,333	158,736,574
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	380,446	4,822,916	2,526,674
MARM 2004-15 4A1
Available For Sale Securities [Line Items]
Available-for-sale Securities	2,700,000
Credit Support Ratio	13.41
Bloomberg coverage ratios	3.16
MARM 2004-7 5A1
Available For Sale Securities [Line Items]
Credit Support Ratio	11.95
Bloomberg coverage ratios	3.16
Split Rate Bond	5,500,000
Private Label Mortgage Securities Number of Loans	15
Timely Payers	85.00%
HALTV Modified Loan	53.00%
Bankruptcy Loan	45.00%
MARM 2004-7 5A1 | Minimum
Available For Sale Securities [Line Items]
Weighted Average Housing Price Index LTV	54.00%
MARM 2004-7 5A1 | Maximum
Available For Sale Securities [Line Items]
Weighted Average Housing Price Index LTV	72.00%
MARM 2004-7 5A1 | Timely Payers
Available For Sale Securities [Line Items]
Private Label Mortgage Securities Number of Loans	13
SARM 2004-6 3A3
Available For Sale Securities [Line Items]
Available-for-sale Securities	1,300,000
Credit Support Ratio	13.36
Bloomberg coverage ratios	6.11
CMLTI 2004-HYB1 A31
Available For Sale Securities [Line Items]
Credit Support Ratio	18.04
Bloomberg coverage ratios	4.09
Split Rate Bond	1,400,000
CMLTI 2004-HYB1 A31 | Original Structure
Available For Sale Securities [Line Items]
Credit Support Ratio	4.3
MARM 2004-13 B1
Available For Sale Securities [Line Items]
Timely Payers	90.00%
Unrealized Loss on Securities	2,300,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	380,000
Loan to Value Percentage	55.00%
Average Credit Score	737
Collateralized Mortgage Obligations
Available For Sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	3,400,000
Servicing Asset at Amortized Cost	16,500,000
One Security
Available For Sale Securities [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	273,000
Three Securities
Available For Sale Securities [Line Items]
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	380,000
Available-for-sale Securities
Available For Sale Securities [Line Items]
Proceeds from called or matured securities available for sale	$ 6,789,350	$ 3,574,950	$ 3,568,829
Investment in Federal Home Loan Bank Stock
Available For Sale Securities [Line Items]
Percent of total assets	0.515%